UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 1999

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Northeast Investors Trust
Address:   50 Congress Street
           Boston, MA 02109


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Gordon Barrett
Title: Trustee
Phone: 617-523-3588
Signature, Place, and Date of Signing:

Gordon Barrett      Boston, MA          May 7, 1999

Report Type (Check only one):

[X]  13F Holding Report.

[ ]  13F Notice

[ ] 13F Combination Report.

List of Other Managers Reporting to this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13 F File Number     Name



 REM870-C                                    FORM 13F AS OF  3/31/1999                                           12:55:12  5/05/1999
                                             ACCOUNT MF001   NORTHEAST INVESTORS TRUST                                    Page     1
                                                                                              Item 6                Item 8
 Item 1                         Item 3            Item 4              Item 5         Investment Discretion    Voting Authority
 ______________                 _____       _________________  _____________________          ________            ________
COMMON STOCKS
 ADVANTICA RESTAURANT GROUP     00758B109         6,088,810.00        1,217,762.000         1,217,762.000        1,217,762.000
 BANKERS TRUST CORP             066365107        30,887,500.00          350,000.000           350,000.000          350,000.000
 CHASE MANHATTAN CORP           16161A108        32,525,000.00          400,000.000           400,000.000          400,000.000
 CHUBB CORPORATION              171232101        29,281,250.00          500,000.000           500,000.000          500,000.000
 CROMPTON & KNOWLES             227111101         1,465,128.00           93,024.000            93,024.000           93,024.000
 DARLING INTERNATIONAL INC      237266101         1,351,273.00          745,530.000           745,530.000          745,530.000
 GAYLORD CONTAINER COMMON STOCK 368145108         9,328,493.00        1,243,799.000         1,243,799.000        1,243,799.000
 GRAND UNION CO                 386532402        10,486,643.00          932,146.000           932,146.000          932,146.000
 LEUCADIA NATIONAL CORP         527288104         7,338,892.00          242,608.000           242,608.000          242,608.000
 LITTLE SWITZERLAND INC         537528101           530,214.00          273,659.000           273,659.000          273,659.000
 MAXXAM INC                     577913106        10,075,000.00          200,000.000           200,000.000          200,000.000
 J P MORGAN & CO                616880100        24,675,000.00          200,000.000           200,000.000          200,000.000
 NL INDUSTRIES                  629156407         9,000,000.00        1,000,000.000         1,000,000.000        1,000,000.000
 SPECIALTY EQUIPMENT            847497203        11,050,000.00          400,000.000           400,000.000          400,000.000
 WALTER INDUSTRIES INC          93317Q105         5,625,000.00          500,000.000           500,000.000          500,000.000
 WEST POINT STEVENS INC         961238102        44,300,000.00        1,600,000.000         1,600,000.000        1,600,000.000
 COMMON STOCKS                  TOTAL *         234,008,203.00        9,898,528.000         9,898,528.000        9,898,528.000
WARRANTS
 FEDERATED DEPT STORE C WARRANT 31410H119           153,750.00           10,000.000            10,000.000           10,000.000
 FEDERATED DEPT STORE D WARRANT 31410H127           387,500.00           25,000.000            25,000.000           25,000.000
 WHEREHOUSE ENTERTAINMENT A     963281118           968,936.00           81,164.000            81,164.000           81,164.000
 WHEREHOUSE ENTERTAINMENT B     963281126           108,430.00           14,091.000            14,091.000           14,091.000
 WHEREHOUSE ENTERTAINMENT C     963281134            94,198.00           14,091.000            14,091.000           14,091.000
 WARRANTS                       TOTAL *           1,712,814.00          144,346.000           144,346.000          144,346.000
                          GRAND TOTAL **        235,721,017.00       10,042,874.000        10,042,874.000       10,042,874.000